UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04917

Morgan Stanley Mortgage Securities Trust
(Exact name of registrant as specified in charter)

1585 Broadway, New York, New York	10036
(Address of principal executive offices)	(Zip code)

John H. Gernon
1585 Broadway, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-1886

Date of fiscal year end: October 31,

Date of reporting period: April 30, 2024

Item 1 - Report to Shareholders

Morgan Stanley
Mortgage Securities Trust

Semi-Annual Report

April 30, 2024

Morgan Stanley Mortgage Securities Trust

Table of Contents (unaudited)

Welcome Shareholder	3
Fund Report	4
Performance Summary	8
Expense Example	9
Portfolio of Investments	11
Statement of Assets and Liabilities	28
Statement of Operations	29
Statements of Changes in Net Assets	30
Notes to Financial Statements	31
Financial Highlights	49
Liquidity Risk Management Program	54
Important Notices	55
U.S. Customer Privacy Notice	57

Welcome Shareholder,

We are pleased to provide this semi-annual report, in which you will learn how your investment in Morgan Stanley Mortgage Securities Trust (the "Fund") performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the six months ended April 30, 2024

Total Return for the 6 Months Ended April 30, 2024
Class A	Class L	Class I	Class C	Class R6	Bloomberg U.S. Universal Index1(i)	Bloomberg U.S. Mortgage Backed Securities (MBS) Index[2]
5.54%	5.30%	5.65%	5.18%	5.55%	5.44%	5.32%

The performance of Morgan Stanley Mortgage Securities Trust's (the "Fund") five share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Tighter spreads, falling interest rates and a flattening yield curve were the dominant themes of the reporting period. Securitized credit spreads tightened materially, most notably during the first four months of 2024, and U.S. agency mortgage-backed securities (MBS) spreads tightened 25 basis points (bps) over the six-month period.(ii)

For the six-month period as a whole, fixed income markets performed well, in the portfolio management team's view, as interest rates rallied sharply and credit spreads tightened. Securitized credit market spreads tightened during the period, albeit to a lesser degree than other fixed income sectors, as corporate spreads began tightening in 2023 but securitized spreads did not begin to tighten until 2024. Additionally, securitized credit did not benefit as much from the sharp drop in interest rates given their shorter duration nature. However, securitized credit performed in line with other sectors due to the high income earnings of the securities.

Overall demand levels remained strong during the period, but the portfolio management team believes it will be challenging to push spreads much tighter from these levels. Securitized credit sectors were among the best performing sectors in the first four months of 2024.

As of the end of the reporting period, the portfolio management team also believed that rates were likely to remain in a range for much of 2024, and that returns result primarily from income earnings in the coming months. The portfolio management team believed that

(i)  "Bloomberg®" and the Bloomberg Index/Indices used are service marks of Bloomberg Finance L.P. and its affiliates, and have been licensed for use for certain purposes by Morgan Stanley Investment Management (MSIM). Bloomberg is not affiliated with MSIM, does not approve, endorse, review, or recommend any product, and does not guarantee the timeliness, accurateness, or completeness of any data or information relating to any product.

(ii)  Source: Bloomberg L.P. Data as of April 30, 2024. One basis point = 0.01%

rate levels during the period contributed to stress for many borrowers, which they believe may have contributed to stress for some consumer asset-backed securities (ABS), particularly those involving lower income borrowers. Commercial real estate also was challenged by financing rates during the period, and some sectors declines in operating revenue in 2024.

Residential mortgage credit opportunities remained the portfolio management team's favorite sector as of the end of the reporting period, and it was the one sector where they remained comfortable going down the credit spectrum, compared to a more cautious approach to lower rated ABS and commercial mortgage-backed securities (CMBS). The portfolio management team moved from a neutral to a positive view on agency MBS valuations as of the end of the reporting period, given that it was one of the very few sectors that have cheapened in 2024 year-to-date. Agency MBS continued to remain attractive versus investment grade corporate spreads and versus historical agency MBS spreads, but the portfolio management team believed that agency MBS spreads had stabilized.

Overall, the portfolio management team continued to believe the securitized market offered a unique opportunity to seek yields in line with high yield indexes, yet with an average credit rating of A+. The portfolio management team continued to believe that fundamental credit conditions remained stable, especially for residential mortgage-backed securities (RMBS), which comprised the majority of the portfolio. The portfolio management team also believed there were opportunities in the commercial real estate and ABS sectors, but more caution was exercised in these markets.

Performance Analysis

The Fund's Class A, I and R6 shares outperformed the Bloomberg U.S. Universal Index and the Bloomberg U.S. Mortgage Backed Securities (MBS) Index (the "Index"), and Class L and C shares underperformed both indexes for the six months ended April 30, 2024, assuming no deduction of applicable sales charges.

Relative to the Index and to most other fixed income sectors, the Fund performed well during the six-month period. Although spreads tightened more materially across other fixed income sectors and other longer duration sectors benefited more from the rally in interest rates, the Fund's performance kept pace with or outperformed most other fixed income sectors for the six-month period overall due to high income earnings of the Fund's holdings. The Fund's largest contributor to outperformance was its allocation to U.S. RMBS, which benefited from strong cash flow carry, spread tightening, and the drop in interest rates, given that many of these securities are fixed-rate in nature. U.S. residential-related CMBS and U.S. residential ABS also performed well due to tighter spreads and strong income earnings. Aircraft ABS also contributed to the Fund's performance relative to the Index as global flight traffic recovered to pre-pandemic levels after several years of lower volumes. European securitized holdings underperformed comparable U.S. markets due to their floating-rate nature, as interest rates declined during the period. On a relative basis, the Fund's shorter duration positioning detracted from performance versus the Index, as interest rates fell sharply during the period.

The Fund's allocation to U.S. agency MBS also contributed materially to performance on an absolute basis as spreads tightened and, given their longer duration nature, they benefited materially from the decline in interest rates. However, on a relative basis the Fund's agency MBS allocation slightly underperformed the Index during the period, as an overweight to higher-coupon MBS underperformed lower-coupon MBS as interest rates came down. On an absolute basis, all sectors had positive returns as interest rates fell and spreads tightened across all markets.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION* as of 04/30/24
Mortgages — Other	34.6%
Agency Fixed Rate Mortgages	25.4
Asset-Backed Securities	16.3
Short-Term Investments	15.2
Commercial Mortgage-Backed Securities	4.5
Collateralized Mortgage Obligations — Agency Collateral Series	3.8
Agency Adjustable Rate Mortgage	0.2
Corporate Bond	0.0	**

*  Does not include open futures contracts with a value of $168,098,524 and total unrealized depreciation of $2,652,847. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of $30,319.

**  Amount is less than 0.05%.

LONG-TERM CREDIT ANALYSIS as of 04/30/24
AAA	56.4%
AA	2.3
A	5.6
BBB	1.9
BB	4.0
B or Below	4.0
Not Rated	25.8

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the types of securities mentioned above. All percentages for portfolio composition data are stated as a percentage of total investments and all percentages for long-term credit analysis data are stated as a percentage of total long-term investments.

Security ratings disclosed with the exception for those labeled "not rated" is an aggregation of the highest security level rating amongst Standard & Poor's Ratings Group ("S&P"), Moody's Investors Services, Inc. ("Moody's") and Fitch Ratings ("Fitch"), each a Nationally Recognized Statistical Ratings Organization ("NRSRO").

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund normally invests at least 80% of its assets in mortgage-related securities. This policy may be changed without shareholder approval; however, you would be notified upon 60 days' notice in writing of any changes. These mortgage-related securities may include mortgage-backed securities such as mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), stripped mortgage-backed securities ("SMBS"), commercial mortgage-backed securities ("CMBS") and inverse floating rate obligations ("inverse floaters"). The mortgage-backed securities in which the Fund invests may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers. The Fund is not limited as to the maturities (when a debt security provides its final payment) or types of mortgage-backed securities in which it may invest.

Performance Summary (unaudited)

Average Annual Total Returns—Period Ended April 30, 2024
Symbol	Class A Shares* (since 07/28/97) MTGAX		Class L Shares** (since 07/28/97) MTGCX	Class I Shares† (since 07/28/97) MTGDX	Class C Shares†† (since 04/30/15) MSMTX		Class R6 Shares††† (since 06/15/18) MORGX
1 Year	2.12 –1.21[4]	%[3]	1.76 —%[3]	2.39 —%[3]	1.35 0.38[4]	%[3]	2.41 —%[3]
5 Years	0.98[3] 0.31[4]		0.70[3] —	1.37[3] —	0.23[3] 0.23[4]		1.38[3] —
10 Years	2.55[3] 2.22[4]		2.28[3] —	2.95[3] —	— —		— —
Since Inception	3.90[3] 3.77[4]		3.37[3] —	4.12[3] —	1.61[3] 1.61[4]		1.94[3] —
Gross Expense Ratio	1.20		2.22	0.91	2.01		26.50

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im/shareholderreports or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class L, Class I, Class C and Class R6 shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expense ratios are as of the Fund's fiscal year-end as outlined in the Fund's current prospectus. Fund's total returns are calculated based on the net asset value as of the last business day of the period.

*  The maximum front-end sales charge for Class A is 3.25%.

**  Class L has no sales charge. Class L shares are closed to new investments.

†  Class I has no sales charge.

††  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase. Class C shares will generally automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.

†††  Class R6 has no sales charge.

(1)  The Bloomberg U.S. Universal Index represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-Employee Retirement Income Security Act of 1974 (non-ERISA) eligible portion of the CMBS Index. The index covers U.S. dollar-denominated, taxable bonds that are rated either investment grade or high-yield. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index. Effective May 1, 2024, the Fund's primary benchmark index was changed from the Bloomberg U.S. Mortgage Backed Securities (MBS) Index to the Bloomberg U.S. Universal Index to comply with the regulation that requires the Fund's primary benchmark to represent the overall applicable market.

(2)  The Bloomberg U.S. Mortgage Backed Securities (MBS) Index tracks agency mortgage backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). This Index is the Mortgage Backed Securities Fixed Rate component of the Bloomberg U.S. Aggregate Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/23 – 04/30/24.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)
	11/01/23	04/30/24	11/01/23 – 04/30/24
Class A
Actual (5.54% return)	$1,000.00	$1,055.40	$4.50
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.49	$4.42
Class L
Actual (5.30% return)	$1,000.00	$1,053.00	$5.97
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.05	$5.87
Class I
Actual (5.65% return)	$1,000.00	$1,056.50	$2.97
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.98	$2.92
Class C
Actual (5.18% return)	$1,000.00	$1,051.80	$8.52
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.56	$8.37
Class R6
Actual (5.55% return)	$1,000.00	$1,055.50	$2.71
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.23	$2.66

  (1)  Expenses are equal to the Fund's annualized expense ratios of 0.88%, 1.17%, 0.58%, 1.67% and 0.53% for Class A, Class L, Class I, Class C and Class R6 shares, respectively, multiplied by the average account value over the period and multiplied by 182/366 (to reflect the one-half year period).

    Refer to Note 4 in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees and expenses that were reimbursed in the current period.

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2024 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Agency Adjustable Rate Mortgage (0.3%)
$873	Government National Mortgage Association, Various Pools: (Cost $744,567)	3.047	(b)%	03/20/71	$764,579
	Agency Fixed Rate Mortgages (30.1%)
	Federal Home Loan Mortgage Corporation, Conventional Pools:
477		2.00		04/01/51	350,034
1,640		2.50		05/01/50 - 11/01/52	1,262,089
4,920		3.00		04/01/50 - 12/01/51	4,000,480
59		3.50		08/01/49	50,873
1,479		4.00		07/01/49 - 11/01/52	1,299,681
1,569		4.50		10/01/52	1,434,432
	Gold Pools:
562		3.50		06/01/42 - 09/01/47	504,478
260		4.00		12/01/41 - 10/01/44	239,533
271		4.50		03/01/41 - 01/01/49	257,901
54		5.00		12/01/40 - 05/01/41	54,030
6		5.50		07/01/37	5,987
9		6.00		12/01/37	9,115
4		6.50		06/01/29	4,421
18		7.50		05/01/35	18,504
8		8.00		08/01/32	8,006
14		8.50		08/01/31	14,831
	Federal National Mortgage Association, Conventional Pools:
1,274		1.50		01/01/51 - 03/01/51	936,513
3,845		2.00		11/01/50 - 11/01/51	2,816,253
4,614		2.50		02/01/50 - 02/01/52	3,534,636
2,645		3.00		08/01/46 - 04/01/52	2,163,100
4,858		3.50		09/01/42 - 10/01/52	4,144,418
820		4.00		04/01/45 - 01/01/49	746,876
411		4.50		08/01/40 - 08/01/49	380,797
69		5.00		12/01/40 - 07/01/41	67,864
5		5.50		08/01/37	4,583
141		6.50		02/01/28 - 11/01/33	143,791
10		7.00		10/01/30 - 06/01/32	9,607
22		7.50		08/01/37	22,629
21		8.00		04/01/33	21,650

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$23		8.50%		10/01/32	$24,404
2		9.50		04/01/30	2,520
	May TBA
4,000	(a)	2.50		05/01/54	3,167,344
12,000	(a)	3.00		02/01/52	9,917,344
10,000	(a)	4.00		06/01/52	8,942,187
4,000	(a)	4.50		05/01/54	3,688,125
10,000	(a)	5.00		05/01/54	9,482,421
5,000	(a)	5.50		05/01/54	4,856,445
8,000	(a)	6.00		05/01/54	7,931,563
2,000	(a)	6.50		05/01/54	2,016,328
	Government National Mortgage Association, June TBA
4,500	(a)	6.00		06/20/54	4,491,596
2,000	(a)	6.50		06/20/54	2,020,059
	May TBA
1,000	(a)	4.00		05/20/54	906,556
	Various Pools:
2,510		2.50		03/20/50 - 04/20/51	2,027,685
1,101		3.00		09/20/49 - 08/20/50	915,608
1,780		3.50		05/20/43 - 10/20/50	1,547,532
2,044		4.00		07/15/44 - 11/20/53	1,819,707
279		4.50		12/20/48 - 12/20/49	259,104
294		5.00		05/20/41 - 06/20/49	282,623
391		6.00		08/20/52	391,847
1,090		6.50		11/20/52	1,104,597
4,700		7.00		11/20/50 - 06/20/53	4,765,479
3,385		7.50		12/20/48 - 10/20/53	3,411,098
1,794		8.50		12/20/49	1,813,801
	Total Agency Fixed Rate Mortgages (Cost $104,551,711)				100,293,085
	Asset-Backed Securities (19.3%)
304	ABFC 2004-OPT2 Trust 1 Month Term SOFR + 0.89%	6.211	(b)	10/25/33	295,907
277	ABFC 2004-OPT4 Trust, Class M1 1 Month Term SOFR + 1.01%	6.331	(b)	02/25/34	274,737
109	ABFC 2005-WF1 Trust 1 Month Term SOFR + 1.06%	6.376	(b)	07/25/34	104,879

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Amortizing Residential Collateral Trust
	$542	1 Month Term SOFR + 0.40%	6.084	(b)%	10/25/31	$523,136
	293	1 Month Term SOFR + 0.87%	6.191	(b)	10/25/32	265,769
	783	Argent Securities, Inc. Asset-Backed Pass-Through Certificates 5.74% - 1 Month Term SOFR	3.689	(c)	12/25/33	891,243
	24,032	B2R Mortgage Trust, Class XB, IO (d)	1.12	(b)	05/15/48	52,484
	1,119	Bayview Financial Revolving Asset Trust, Class A1 1 Month Term SOFR + 1.11% (d)	6.433	(b)	12/28/40	1,110,731
	306	Bear Stearns Asset-Backed Securities I Trust, Class M8 1 Month Term SOFR + 5.36%	10.681	(b)	10/25/34	304,346
	64	Bear Stearns Asset-Backed Securities Trust 1 Month Term SOFR + 1.41%	6.731	(b)	10/27/32	63,551
	1,500	Bridge Trust, Class E2 (d)	6.30		11/17/37	1,421,597
	207	Business Loan Express Business Loan Trust 1 Month Term SOFR + 0.51% (d)	5.83	(b)	10/20/40	188,312
	1,920	Cascade MH Asset Trust (d)	4.25		08/25/54	1,729,576
		Conn's Receivables Funding LLC
	900	(d)	0.00		12/15/26	832,047
	465	(d)	9.52		12/15/26	465,955
	2,500	(d)	9.80		01/16/29	2,531,936
	2,000	(d)	10.00		01/17/28	2,018,748
		Conseco Finance Corp., Class M1
	1,173		7.03	(b)	07/15/28	1,126,403
	1,246		7.75	(b)	06/15/27	1,243,557
	14	Conseco Finance Securitizations Corp.	7.424	(b)	03/01/33	14,011
	2,945	CoreVest American Finance 2020-4 Trust IO (d)	4.012	(b)	12/15/52	149,719
	3,324	CoreVest American Finance Ltd., Class XA, IO (d)	3.145	(b)	07/15/54	145,616
	649	Countrywide Asset-Backed Certificates, Class M2 1 Month Term SOFR + 2.29% (d)	7.606	(b)	03/25/33	635,359
	575	Delta Funding Home Equity Loan Trust, Class A1A 1 Month Term SOFR + 0.93%	6.256	(b)	09/15/29	551,657
		ECAF I Ltd.
	33	(Ireland) (d)	3.473		06/15/40	18,693
	566	(d)	4.947		06/15/40	396,055
	110	EquiFirst Mortgage Loan Trust 1 Month Term SOFR + 3.11%	8.431	(b)	10/25/34	105,587
EUR	1,006	European Residential Loan Securitisation 2019-NPL1 DAC 1 Month EURIBOR + 3.25% (Ireland)	7.069	(b)	07/24/54	1,068,490

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
EUR	525	European Residential Loan Securitisation 2019-NPL2 DAC 1 Month EURIBOR + 3.00% (Ireland)	6.819	(b)%	02/24/58	$560,923
		Finance of America HECM Buyout
	$4,000		6.00	(b)	08/01/32	2,854,265
	1,000	(d)	6.414	(b)	02/25/32	889,402
	2,000	(d)	7.87	(b)	02/25/32	1,743,582
	149	Financial Asset Securities Corp. AAA Trust 1 Month Term SOFR + 0.52% (d)	5.843	(b)	02/27/35	142,792
		FMC GMSR Issuer Trust
	1,200	(d)	3.62	(b)	07/25/26	1,053,733
	1,000	(d)	4.36	(b)	07/25/26	847,860
	1,000	(d)	4.45	(b)	01/25/26	916,955
	1,000	(d)	10.07		07/25/27	988,464
	920	FortiFi, Class A (d)	6.23		09/20/59	856,039
	222	GAIA Aviation Ltd. (Cayman Islands) (d)	3.967		12/15/44	207,670
	2,042	Harvest SBA Loan Trust, Class A SOFR30A + 3.25% (d)	8.694	(b)	10/25/50	2,049,224
	1,087	Home Partners of America 2019-1 Trust (d)	3.866		10/19/39	946,433
	950	JOL Air Ltd., Class A (Cayman Islands) (d)	3.967		04/15/44	884,924
	236	Kestrel Aircraft Funding Ltd., Class A (d)	4.25		12/15/38	219,644
		Lehman ABS Manufactured Housing Contract Trust
	1,468		0.00		06/15/33	1,366,335
	122		6.63	(b)	04/15/40	122,630
	1,500	Loandepot GMSR Master Trust, Class A 1 Month Term SOFR + 3.66% (d)	8.984	(b)	10/16/25	1,458,303
	764	LoanMe Trust Prime (d)	5.00		09/15/34	726,007
EUR	3,254	LSF11 Boson Investments SARL Compartment 2, Class A1, 3 Month EURIBOR + 2.00% (Spain)	5.945	(b)	11/25/60	3,291,876
	$1,025	MASTR Asset Securitization Trust, Class M3 1 Month Term SOFR + 3.26%	8.581	(b)	10/25/32	949,035
	97	MERIT Securities Corp.	7.88		12/28/33	97,058
	83	Merrill Lynch Mortgage Investors Trust, Class B1 1 Month Term SOFR + 2.81%	8.131	(b)	01/25/35	79,344
	255	METAL LLC (d)	4.581		10/15/42	165,646
	327	New Century Home Equity Loan Trust 1 Month Term SOFR + 0.91%	3.963	(b)	11/25/33	267,524
	1,709	New Residential Mortgage LLC, Class A,	5.437		06/25/25 - 07/25/25	1,677,929
GBP	1,000	Newday Funding Master Issuer PLC 3 Month GBP SONIA + 5.00% (United Kingdom) (d)	10.209	(b)	07/15/30	1,280,142

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Newtek Small Business Loan Trust
	$1,023	Daily U.S. Prime Rate - 0.70% (d)	7.80	(b)%	10/25/49	$1,019,566
	90	Daily U.S. Prime Rate - 0.55% (d)	7.95	(b)	02/25/44	89,688
	849	Daily U.S. Prime Rate - 0.50% (d)	8.00	(b)	07/25/50	847,604
		NRZ Excess Spread-Collateralized Notes
	410	(d)	2.981		03/25/26	384,872
	330	(d)	3.844		12/25/25	317,086
	597	NRZ FHT Excess LLC, Class A (d)	4.212		11/25/25	574,382
		Oakwood Mortgage Investors, Inc.
	849		7.405	(b)	06/15/31	91,474
	35		7.72		04/15/30	34,356
	82		7.84	(b)	11/15/29	81,679
EUR	771	Palatino SPV, Class AR 6 Month EURIBOR + 2.50% (Italy)	6.55	(b)	12/01/45	784,786
		PMT FMSR Issuer Trust
	$2,000	1 Month Term SOFR + 3.11% (d)	8.432	(b)	03/25/26	2,025,213
	2,200	SOFR30A + 4.19% (d)	9.52	(b)	06/25/27	2,229,656
		PNMAC GMSR Issuer Trust
	2,700	1 Month Term SOFR + 3.20% (d)	8.517	(b)	03/25/29	2,731,851
	1,500	SOFR30A + 4.25% (d)	9.58	(b)	05/25/27	1,522,972
EUR	759	Prosil Acquisition SA, Class A 3 Month EURIBOR + 2.00% (Spain)	5.912	(b)	10/31/39	673,241
	$417	Quest Trust, Class M2 1 Month Term SOFR + 3.86% (d)	9.181	(b)	05/25/33	429,630
	1,590	Raptor Aircraft Finance I LLC (d)	4.213		08/23/44	1,311,005
	312	ReadyCap Lending Small Business Loan Trust Daily U.S. Prime Rate - 0.50% (d)	8.00	(b)	12/27/44	311,964
	266	Saxon Asset Securities Trust 1 Month Term SOFR + 1.24%	6.556	(b)	12/25/32	239,555
	693	Shenton Aircraft Investment I Ltd. (d)	4.75		10/15/42	649,096
	214	Shenton Aircraft Investment Ltd.	5.75		10/15/42	139,174
EUR	1,000	SLM Student Loan Trust, Class A8 3 Month EURIBOR + 0.55%	4.432	(b)	01/25/40	981,952
	$1,000	STAR 2022-SFR3 Trust, Class D 1 Month Term SOFR + 2.55% (d)	7.871	(b)	05/17/39	986,250
	212	Start II Ltd. (Bermuda) (d)	4.089		03/15/44	198,075
	266	Terwin Mortgage Trust, Class M1 1 Month Term SOFR + 0.94%	6.256	(b)	03/25/35	255,818
	330	WAVE Trust (d)	3.844		11/15/42	291,768
		Total Asset-Backed Securities (Cost $65,538,862)				64,376,553

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Collateralized Mortgage Obligations - Agency Collateral Series (4.5%)
	Federal Home Loan Mortgage Corporation, IO REMIC
$81		0.00	(b)%	10/15/41	$3,210
135		0.001	(b)	10/15/39	4,299
166		0.088	(b)	04/15/39	6,466
459		0.11	(b)	09/15/41	17,324
524		0.156	(b)	10/15/40	24,931
227		0.273	(b)	08/15/42	8,789
386	5.89% - SOFR30A	0.556	(c)	11/15/43 - 06/15/44	24,956
24		5.00		08/15/41	5,305
	IO REMIC PAC
8,719		2.00		10/25/50	1,089,599
	IO STRIPS
37		7.00		06/15/30	4,524
	REMIC
56	12.00% - 2.67 x 1 Month USD LIBOR	0.00	(c)	12/15/43	47,146
83		3.50		02/15/42	73,418
	Federal National Mortgage Association, IO REMIC
224		0.039	(b)	10/25/39	11,832
809		0.078	(b)	03/25/46	29,792
79	5.54% - SOFR30A	0.206	(c)	11/25/41	711
149		0.239	(b)	03/25/44	4,703
391	5.94% - SOFR30A	0.606	(c)	06/25/42	29,619
42	6.44% - SOFR30A	1.106	(c)	08/25/41	609
540		2.00		07/25/50	270,371
	IO STRIPS
7		7.00		11/25/27	571
30		8.00		05/25/30 - 06/25/30	3,523
1		8.50		10/25/24	12
	REMIC
16		0.002	(b)	04/25/39	13,695
1,949	SOFR30A + 1.00%	6.33	(b)	03/25/54	1,936,120
1,821		6.50		03/25/54	1,738,535
	REMIC PAC
244		5.00		07/25/50	233,416

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Government National Mortgage Association,
$28	1 Month Term SOFR + 0.56%	5.887	(b)%	02/20/61	$28,078
13	1 Month Term SOFR + 0.81%	6.137	(b)	08/20/63	12,819
1	1 Month Term SOFR + 0.88%	6.207	(b)	02/20/66	852
	IO
130		0.00	(b)	12/20/67	1,004
6,108		0.011	(b)	12/20/70	286,394
50		0.013	(b)	12/20/62	85
44		0.023	(b)	01/20/63	211
39		0.044	(b)	09/20/62	283
11		0.084	(b)	04/20/62	216
43		0.102	(b)	08/20/61	808
48		0.216	(b)	10/20/62	2,120
21		0.219	(b)	10/20/61	1,134
92		0.27	(b)	05/20/61	4,500
46		0.302	(b)	01/20/62	2,746
8,730		0.334	(b)	05/20/72	447,624
9		0.334	(b)	04/20/61	582
5,003		0.433	(b)	10/20/64	317,434
4,531		0.441	(b)	05/20/67	176,165
2,162		0.498	(b)	02/20/65	68,690
44		0.506	(b)	11/20/61	4,359
228	5.89% - 1 Month Term SOFR	0.57	(c)	08/20/42	17,445
1,430		0.638	(b)	08/20/58	8,275
268	5.99% - 1 Month Term SOFR	0.67	(c)	04/20/41 - 08/20/42	20,156
263	6.03% - 1 Month Term SOFR	0.71	(c)	12/20/43	23,392
12,572		0.807	(b)	06/20/66	383,355
1,189		0.856	(b)	06/20/67	66,989
5,244		0.863	(b)	12/20/66	246,761
164	6.19% - 1 Month Term SOFR	0.87	(c)	09/20/43	6,044
16,448		0.961	(b)	04/20/66	809,700
126	6.44% - 1 Month Term SOFR	1.116	(c)	08/16/34	5,630
5,714		1.177	(b)	03/20/67	326,393
145		1.233	(b)	04/20/62	5,245
5,592		1.253	(b)	02/20/68	217,114
261		1.279	(b)	01/20/68	13,342
426		1.37	(b)	03/20/67	18,095
654		1.407	(b)	01/20/64	17,075
1,088		1.552	(b)	05/20/64	40,321
63		1.577	(b)	04/20/60	4,980

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$183		1.621	(b)%	04/20/63	$8,164
9		1.67	(b)	02/20/63	375
1,209		1.963	(b)	06/20/64	60,463
20		1.986	(b)	08/20/63	822
39		2.247	(b)	10/20/60	4,644
5		2.411	(b)	07/20/63	469
1,845		2.50		11/20/51	253,050
33		2.531	(b)	02/20/60	1,820
23		2.847	(b)	03/20/62	1,803
80		3.103	(b)	04/20/62	10,224
26		3.167	(b)	02/20/63	2,897
628		3.50		10/16/42	97,840
15		3.587	(b)	09/20/60	2,237
24		5.00		02/16/41	4,705
	IO PAC
66		3.50		06/20/41	2,615
25		4.50		05/20/40	1,491
13		5.00		10/20/40	817
	IO REMIC
2,541		0.035	(b)	08/20/69	150,314
394		0.251	(b)	10/20/67	8,652
3,098		0.336	(b)	11/20/64	116,380
830		0.372	(b)	10/20/67	46,650
1,165		0.40	(b)	11/20/67	74,632
579		0.434	(b)	06/20/67	19,772
2,416		0.486	(b)	09/20/64	166,408
1,041		0.84	(b)	07/20/67	49,645
4,834		0.863	(b)	02/20/68	174,071
975		1.191	(b)	02/20/68	48,858
240		1.232	(b)	02/20/68	11,376
1,601		1.729	(b)	07/20/67	46,204
6,941		2.00		11/20/50	807,447
3,851		2.068	(b)	01/20/66	96,819
1,568		2.33	(b)	07/20/65	40,714
6,789		2.679	(b)	06/20/66	542,498
391		3.50		05/20/43	60,838
	REMIC
2,964		7.50		02/20/54	2,961,785
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $14,926,929)				15,047,391

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Commercial Mortgage-Backed Securities (5.3%)
		Bayview Commercial Asset Trust,
	$1,325	1 Month Term SOFR + 0.47% (d)	5.791	(b)%	07/25/37	$1,238,595
	505	1 Month Term SOFR + 0.56% (d)	5.881	(b)	10/25/36	486,365
	573	1 Month Term SOFR + 0.65% (d)	5.971	(b)	10/25/36	552,204
	879	1 Month Term SOFR + 0.67% (d)	5.986	(b)	10/25/36	842,497
	1,920	Citigroup Commercial Mortgage Trust, IO	1.019	(b)	09/10/58	15,400
		Commercial Mortgage Trust,
	806	IO	0.794	(b)	10/10/47	531
	100	(d)	4.912	(b)	07/15/47	90,835
	748	COOF Securitization Trust, IO (d)	2.447	(b)	10/25/40	42,658
	776	COOF Securitization Trust II, IO (d)	2.082	(b)	08/25/41	41,872
		Credit Suisse Mortgage Trust,
	2,000	1 Month Term SOFR + 3.14% (d)	8.464	(b)	09/09/24	2,009,941
	878	1 Month Term SOFR + 3.57% (d)	8.895	(b)	05/15/26	840,653
	3,000	1 Month Term SOFR + 3.83% (d)	9.15	(b)	08/15/26	2,702,640
	1,000	DBCG Mortgage Trust (d)	8.50	(b)	06/15/34	1,001,342
	5,248	GS Mortgage Securities Corp. Trust, IO (d)	0.513	(b)	10/10/32	17,635
		GS Mortgage Securities Trust,
	500		3.345		07/10/48	440,888
	1,266	IO	0.797	(b)	09/10/47	621
	1,554	Harvest Commercial Capital Loan Trust (d)	5.964	(b)	04/25/52	1,371,264
	1,438	JP Morgan Chase Commercial Mortgage Securities Trust, IO	0.707	(b)	12/15/49	15,905
	63	JPMBB Commercial Mortgage Securities Trust (d)	4.776	(b)	04/15/47	61,558
		KGS-Alpha SBA COOF Trust, IO
	402	(d)	0.729	(b)	08/25/38	5,926
	269	(d)	2.58	(b)	04/25/40	12,442
	384	(d)	2.602	(b)	07/25/41	23,120
	1,000	Natixis Commercial Mortgage Securities Trust (d)	4.272	(b)	05/15/39	823,150
CAD	8,358	Real Estate Asset Liquidity Trust, IO (Canada) (d)	1.175	(b)	02/12/55	237,378
	2,000	Retained Vantage Data Centers Issuer LLC (d)	5.25		09/15/48	1,368,420
	$599	Sutherland Commercial Mortgage Trust (d)	2.23	(b)	12/25/41	511,745
	8,276	UBS Commercial Mortgage Trust, IO	1.077	(b)	03/15/51	238,781
	535	Velocity Commercial Capital Loan Trust (d)	6.90		05/25/47	533,485

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$538	VMC Finance 2021-HT1 LLC, 1 Month Term SOFR + 1.76% (d)	7.083	(b)%	01/18/37	$532,555
	1,529	Waterfall Commercial Mortgage Trust (d)	4.104	(b)	09/14/22	1,513,773
		Total Commercial Mortgage-Backed Securities (Cost $17,366,351)				17,574,179
		Corporate Bond (0.0%)‡
		Finance (0.0%)‡
	350	DP Facilities Data Center Subordinated Pass-Through Trust (d) (Cost $278,280)	0.00		11/10/28	89,250
		Mortgages - Other (41.0%)
	634	510 Asset Backed 2021-NPL1 Trust (d)	2.24		06/25/61	615,143
	1,949	A&D Mortgage Trust, Class A1 (d)	7.049		11/25/68	1,972,269
	70	Adjustable Rate Mortgage Trust	4.962	(b)	04/25/35	64,599
GBP	252	Alba 2005-1 PLC 3 Month GBP SONIA + 0.72% (United Kingdom)	5.947	(b)	11/25/42	299,075
		Banc of America Funding Trust
	$4		5.25		07/25/37	4,070
	208		5.50		09/25/35	192,397
	439	Bear Stearns Asset-Backed Securities I Trust 25.64% - 3.29 x 1 Month USD LIBOR	7.79	(c)	03/25/36	126,059
		Bear Stearns Asset-Backed Securities Trust
	44		4.941	(b)	07/25/36	42,866
	1,860	1 Month Term SOFR + 3.79%	9.106	(b)	08/25/43	1,944,996
	1,000	Bellemeade Re Ltd., Class B1, 1 Month Term SOFR + 2.61% (d)	7.931	(b)	07/25/29	1,002,952
		Boston Lending Trust
	1,550	(d)	2.00	(b)	07/25/61	1,079,666
	3,796	(d)	3.25	(b)	05/25/62	3,119,764
		Brean Asset Backed Securities Trust
	5,209	(d)	4.00		09/25/63	4,399,273
	1,900	(d)	4.50	(b)	03/25/78	1,745,063
		Cascade Funding Mortgage Trust
	1,582	(d)	2.00	(b)	09/25/50 - 02/25/52	1,343,070
	2,850	(d)	3.25	(b)	11/25/35 - 09/25/37	2,512,999
	1,196	(d)	3.71	(b)	06/25/69	1,130,259
	5,500	(d)	3.75	(b)	04/25/25	4,755,174
	950	(d)	3.849	(b)	10/27/31	901,606
	11,374	(d)	4.00	(b)	02/25/37 - 06/25/69	10,087,043
	5,300	(d)	4.25	(b)	04/25/33	4,422,029

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$1,500	(d)	5.072	(b)%	10/27/31	$1,413,901
	88	Cendant Mortgage Corp. (d)	6.00	(b)	07/25/43	82,483
		CHL Mortgage Pass-Through Trust
	183		5.50		10/25/34	174,887
	84		5.531	(b)	05/20/34	75,659
	143		5.84	(b)	10/25/33	136,911
	61		6.00		12/25/36	35,236
	89	Citigroup Mortgage Loan Trust, Inc. 1 Year CMT + 2.40%	7.86	(b)	11/25/35	88,241
		Countrywide Alternative Loan Trust
	31		5.50		02/25/25 - 01/25/36	17,659
	110		5.75		03/25/34	105,233
	71	40.02% - 6 x 1 Month USD LIBOR	7.432	(c)	05/25/37	46,580
	75	Countrywide Reperforming Loan REMIC Trust (d)	8.50		06/25/35	73,250
		Credit Suisse First Boston Mortgage Securities Corp.
	1,020	(d)	5.15		12/29/31	776,290
	321	1 Month Term SOFR + 3.41%	8.731	(b)	02/25/32	352,593
	1,272	Credit Suisse Mortgage Trust, Class A1 (d)	3.904	(b)	04/25/62	1,176,710
		CSFB Mortgage-Backed Pass-Through Certificates
	211		4.858	(b)	05/25/34	192,841
	470		6.50		11/25/35	86,858
	2,963	EFMT, Class A1A (d)	4.50	(b)	03/25/54	2,617,761
EUR	244	E-MAC DE 2005-I BV 3 Month EURIBOR + 0.50% (Germany)	12.075	(b)	05/25/52	254,387
	1,000	E-MAC DE BV, Class C, 3 Month EURIBOR + 1.40% (Germany)	9.195	(b)	11/25/54	564,218
	114	E-MAC NL 2004-I BV 3 Month EURIBOR + 0.18% (Netherlands)	6.208	(b)	07/25/36	118,847
	71	E-MAC NL 2005-I BV 3 Month EURIBOR + 0.23% (Netherlands)	8.382	(b)	04/25/38	66,396
	143	E-MAC Program BV 3 Month EURIBOR + 2.00% (Netherlands)	7.248	(b)	01/25/48	137,320
	91	E-MAC Program II BV 3 Month EURIBOR + 2.00% (Netherlands)	8.132	(b)	04/25/48	89,493
		EMF-NL Prime BV
	143	3 Month EURIBOR + 0.80% (Netherlands)	4.688	(b)	04/17/41	147,955
	200	3 Month EURIBOR + 0.85% (Netherlands)	4.738	(b)	04/17/41	189,292
	166	Eurohome Mortgages PLC 3 Month EURIBOR + 0.21% (Ireland)	4.115	(b)	08/02/50	157,795

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
EUR	500	Eurosail-Nl 2007-1 BV 3 Month EURIBOR + 1.10% (Netherlands)	4.988	(b)%	04/17/40	$519,343
		Eurosail-NL 2007-2 BV
	719	3 Month EURIBOR + 1.80% (Netherlands)	5.688	(b)	10/17/40	764,655
	500	3 Month EURIBOR + 2.20% (Netherlands)	6.088	(b)	10/17/40	528,315
		Federal Home Loan Mortgage Corp. Whole Loan Securities Trust
	$595		3.00		09/25/45 - 05/25/47	494,069
	43		3.50		05/25/45	35,223
	4,317		2.50		02/01/52 - 04/01/52	3,299,009
	113	Flagstar Mortgage Trust, Class A3 (d)	3.00	(b)	03/25/50	85,641
	617	Galton Funding Mortgage Trust (d)	4.00	(b)	02/25/59	570,563
		Government National Mortgage Association
	40		0.079		05/20/63	1,893
	11		0.286		05/20/62	530
	15		0.286		05/20/62	726
	127		1.268		04/20/60	6,039
	395		1.399		05/20/60	18,761
	643		1.606		11/20/60	30,550
EUR	500	Great Hall Mortgages No. 1 PLC 3 Month EURIBOR + 0.22% (United Kingdom)	4.148	(b)	03/18/39	520,297
	$115	GSAA Trust	6.00		04/01/34	111,764
		GSR Mortgage Loan Trust
	11		5.00		02/25/34	10,268
	160		5.236	(b)	12/25/34	147,645
	3		5.50		11/25/35	2,332
	36	1 Month Term SOFR + 0.36%	5.681	(b)	03/25/35	22,194
	253		6.00		09/25/35	241,860
	3	1 Year CMT + 1.75%	6.75	(b)	03/25/33	3,057
	84	HarborView Mortgage Loan Trust	5.838	(b)	05/19/33	77,565
		Impac CMB Trust
	778	1 Month Term SOFR + 0.63%	5.951	(b)	11/25/35	693,502
	34	1 Month Term SOFR + 0.91%	6.226	(b)	10/25/34	33,942
	391	IMS Ecuadorian Mortagage Trust (d)	3.40		08/18/43	382,782
	73	IndyMac INDX Mortgage Loan Trust	6.495	(b)	11/25/34	70,023
		JP Morgan Mortgage Trust
	90	(d)	3.00	(b)	10/25/50	68,533
	64		3.784	(b)	12/25/34	55,493
	71	(d)	3.965	(b)	07/27/37	63,107

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
EUR	140	Lansdowne Mortgage Securities No. 1 PLC 3 Month EURIBOR + 0.30% (Ireland)	4.24	(b)%	06/15/45	$144,014
	308	Lansdowne Mortgage Securities No. 2 PLC 3 Month EURIBOR + 0.34% (Ireland)	4.268	(b)	09/16/48	298,203
		LHOME Mortgage Trust
	$1,500	(d)	7.628		11/25/28	1,522,191
	2,375	(d)	8.00		06/25/28 - 08/25/28	2,417,229
GBP	360	Mansard Mortgages PLC 3 Month GBP SONIA + 0.72% (United Kingdom)	5.952	(b)	10/15/48	421,027
	$188	MASTR Adjustable Rate Mortgages Trust	4.667	(b)	06/25/34	170,381
		MASTR Alternative Loan Trust
	119		5.00		05/25/18	104,986
	80		6.00		05/25/33	73,898
	1	MASTR Asset Securitization Trust	5.50		10/25/25	933
	100	MASTR Reperforming Loan Trust (d)	7.50		05/25/35	75,510
	393	MERIT Securities Corp. 1 Month USD LIBOR + 2.25% (d)	7.683	(b)	09/28/32	354,519
		Merrill Lynch Mortgage Investors Trust
	7		4.43	(b)	01/25/37	6,936
	9	6 Month Term SOFR + 0.93%	6.174	(b)	04/25/29	9,072
	33		6.625	(b)	02/25/34	31,027
		Miravet SARL - Compartment
EUR	1,000	3 Month EURIBOR + 1.60% (Spain)	5.545	(b)	05/26/65	1,063,493
	500	3 Month EURIBOR + 2.00% (Spain)	5.945	(b)	05/26/65	523,392
	$62	Morgan Stanley Mortgage Loan Trust (See Note 9)	6.739	(b)	02/25/34	59,324
	66	Mortgage Equity Conversion Asset Trust 1 Year CMT + 0.47% (d)	5.64	(b)	02/25/42	65,791
	56	National City Mortgage Capital Trust	6.00		03/25/38	51,885
GBP	345	Newgate Funding PLC 3 Month GBP LIBOR + 3.12% (United Kingdom)	8.35	(b)	12/15/50	424,341
	$6,500	Ocwen Loan Investment Trust (d)	3.00	(b)	06/25/36 - 02/25/37	5,336,784
	1,903	Onslow Bay Financial LLC, Class A1 (d)	3.00	(b)	01/25/52	1,539,102
	849	PMC PLS ESR Issuer LLC (d)	5.114		02/25/27	828,902
EUR	491	Portman Square IE, Class A, 3 Month EURIBOR + 3.50% (Ireland) (d)	7.382	(b)	07/25/63	525,722
		PRET LLC
	$1,040	(d)	1.843		09/25/51	980,110
	2,475	(d)	7.143		03/25/54	2,447,990
	1,626	(d)	8.112		11/25/53	1,617,104

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$757	PRKCM 2023-AFC1 Trust, Class A1 (d)	6.598%		02/25/58	$761,806
	1,885	PRKCM Trust, Class A1 (d)	7.225		11/25/58	1,926,160
	871	PRPM 2022-INV1 Trust (d)	4.40		04/25/67	839,975
		PRPM LLC
	1,019	(d)	3.75		03/25/54	888,998
	1,829	(d)	4.00		11/25/53	1,734,478
	1,949	(d)	6.959		02/25/29	1,926,776
	39	RBSSP Resecuritization Trust (d)	81.666	(b)	09/26/37	150,776
	13,196	Residential Asset Securitization Trust	0.50		04/25/37	220,265
EUR	309	Resloc UK PLC 3 Month EURIBOR + 0.45% (United Kingdom)	4.39	(b)	12/15/43	300,129
		RMF Buyout Issuance Trust
	$500	(d)	3.147	(b)	11/25/31	451,279
	2,000	(d)	3.69	(b)	11/25/31	1,736,634
	1,500	(d)	4.50	(b)	04/25/32	1,079,305
	2,000	(d)	4.704	(b)	11/25/31	1,679,727
	1,200	(d)	4.75	(b)	10/25/50	1,021,650
	7,896	(d)	6.00	(b)	11/25/31 - 10/25/50	5,262,820
		RMF Proprietary Issuance Trust
	3,683	(d)	2.75	(b)	10/25/63	3,139,202
	2,263	(d)	3.00	(b)	01/25/62	1,929,223
	2,406	(d)	3.25	(b)	04/26/60	1,992,728
	1,250	(d)	3.75	(b)	06/25/62	855,214
	2,187	(d)	4.00	(b)	08/25/62	1,955,793
		Seasoned Credit Risk Transfer Trust
	13,316		3.00		09/25/55 - 11/25/63	11,071,658
	1,976		3.25		07/25/56 - 06/25/57	1,724,215
	892		3.50		07/25/58	760,840
	1,470		4.00		03/25/58 - 02/25/59	1,336,406
	3,180	(d)	4.25	(b)	08/25/59 - 05/25/60	2,873,414
	256		4.50		06/25/57	245,456
	3,950	(d)	4.75	(b)	07/25/58 - 10/25/58	3,711,330
	60	Sequoia Mortgage Trust 1 Month Term SOFR + 0.89%	6.21	(b)	01/20/36	43,457
AUD	500	Solaris Trust 1 Month BBSW + 3.00% (Australia)	7.295	(b)	06/15/52	324,114
	$2,736	Stanwich Mortgage Loan Co. LLC (d)	2.735		10/16/26	2,621,487
		Structured Adjustable Rate Mortgage Loan Trust
	176	1 Month Term SOFR + 0.35%	5.671	(b)	03/25/35	159,347
	155		6.332	(b)	02/25/35	150,860

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Structured Asset Mortgage Investments II Trust
	$35		3.414	(b)%	04/19/35	$30,264
	77	1 Month Term SOFR + 0.57%	5.891	(b)	05/25/45	67,087
	126	Structured Asset Securities Corp. Mortgage Pass-Through Certificates	6.311	(b)	11/25/30	121,030
EUR	450	TDA 27 FTA 3 Month EURIBOR + 0.19% (Spain)	4.092	(b)	12/28/50	419,268
	$136	TIAA Bank Mortgage Loan Trust (d)	4.00	(b)	11/25/48	122,241
	62	Washington Mutual Mortgage Pass-Through Certificates Trust	5.685	(b)	09/25/33	58,193
		Total Mortgages - Other (Cost $138,396,837)				136,586,320
		Short-Term Investments (18.0%)
		Commercial Paper (0.6%)
	2,000	HSBC USA, Inc. (d)(e) (Cost $1,962,507)	6.568		08/20/24	1,965,746
		U.S. Treasury Securities (12.6%)
		U.S. Treasury Bill,
	4,000	(f)	5.242		7/5/24	3,962,011
	3,000	(f)	5.304		9/19/24	2,938,959
	5,000	(f)	5.306		6/20/24	4,964,594
	5,434	(f)(g)	5.314		8/1/24	5,361,059
	5,000	(f)	5.319		8/15/24	4,923,297
	15,000	(f)	5.334		8/22/24	14,754,225
	5,000	(f)	5.425		5/16/24	4,989,146
		Total U.S. Treasury Securities (Cost $41,903,433)				41,893,291
NUMBER OF SHARES (000)
		Investment Company (4.8%)
	16,068	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 5.23% (See Note 9) (Cost $16,068,246)				16,068,246
		Total Short-Term Investments (Cost $59,934,186)				59,927,283
		Total Investments (Cost $401,737,723) (h)(i)			118.5%	394,658,640
		Liabilities in excess of Other Assets			(18.5)	(61,556,135)
		Net Assets			100.0%	$333,102,505

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2024 (unaudited) continued

  BBSW  Australia's Bank Bill Swap.

  CMT  Constant Maturity Treasury Note Rate.

  DAC  Designated Activity Company.

  EURIBOR  Euro Interbank Offered Rate.

  HECM  Home Equity Conversion Mortgage.

  IO  Interest Only Security.

  LIBOR  London Interbank Offered Rate.

  PAC  Planned Amortization Class.

  REMIC  Real Estate Mortgage Investment Conduit.

  SOFR  Secured Overnight Financing Rate.

  SOFR30A  30-Day Average Secured Overnight Financing Rate.

  SONIA  Sterling Overnight Index Average.

  STRIPS  Separate Trading of Registered Interest and Principal of Securities.

  TBA  To Be Announced.

  ‡  Amount is less than 0.05%.

  (a)  Security is subject to delayed delivery.

  (b)  Floating or variable rate securities: The rates disclosed are as of April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

  (c)  Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at April 30, 2024.

  (d)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (e)  The rates shown are the effective yields at the date of purchase.

  (f)  Rate shown is the yield to maturity at April 30, 2024.

  (g)  All or a portion of the security was pledged to cover margin requirements for futures contracts.

  (h)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts and futures contracts.

  (i)  At April 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $6,665,457 and the aggregate gross unrealized depreciation is $16,367,068, resulting in net unrealized depreciation of $9,701,611.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at April 30, 2024:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America NA	CAD	2,046,187	$1,493,538	7/24/24	$5,087
Bank of America NA	GBP	1,872,093	$2,330,966	7/24/24	(9,387)
BNP Paribas SA	AUD	402,074	$260,149	7/24/24	(941)
Royal Bank of Canada	EUR	329,717	$353,809	7/24/24	688
UBS AG	EUR	14,425,043	$15,483,827	7/24/24	34,872
					$30,319

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2024 (unaudited) continued

Futures Contracts:

The Fund had the following futures contracts open at April 30, 2024:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)	VALUE	UNREALIZED DEPRECIATION
Long:
U.S. Treasury Long Bond (United States)	19	Jun-24	$1,900	$2,162,438	$(81,195)
U.S. Treasury 2 yr. Note (United States)	196	Jun-24	39,200	39,720,625	(266,155)
U.S. Treasury 5 yr. Note (United States)	1,085	Jun-24	108,500	113,645,274	(1,972,778)
U.S. Treasury 10 yr. Note (United States)	117	Jun-24	11,700	12,570,187	(332,719)
					$(2,652,847)

AUD  —  Australian Dollar

CAD  —  Canadian Dollar

EUR  —  Euro

GBP  —  British Pound

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements

Statement of Assets and Liabilities April 30, 2024 (unaudited)

Assets:
Investments in securities, at value (cost $385,607,109)	$378,531,070
Investments in affiliates, at value (cost $16,130,614)	16,127,570
Total investments in securities, at value (cost $401,737,723)	394,658,640
Unrealized appreciation on open foreign currency forward exchange contracts	40,647
Cash (including foreign currency valued at $1,051,138 with a cost of $1,051,599)	1,051,138
Receivable for:
Investments sold	17,883,767
Interest	948,470
Shares of beneficial interest sold	696,584
Interest and dividends from affiliates	38,999
Prepaid expenses and other assets	113,253
Total Assets	415,431,498
Liabilities:
Payable to Bank	81,513
Unrealized depreciation on open foreign currency forward exchange contracts	10,328
Payable for:
Investments purchased	78,755,827
Shares of beneficial interest redeemed	2,495,732
Variation margin on open futures contracts	511,728
Advisory fee	103,606
Dividends to shareholders	92,925
Trustees' fees	36,238
Transfer and sub transfer agency fees	32,785
Administration fee	22,365
Distribution fee	13,015
Accrued expenses and other payables	172,931
Total Liabilities	82,328,993
Net Assets	$333,102,505
Composition of Net Assets:
Paid-in-Capital	$359,697,844
Total Accumulated Loss	(26,595,339)
Net Assets	$333,102,505
Class A Shares:
Net Assets	$51,119,303
Shares Outstanding (unlimited shares authorized, $0.01 par value)	6,829,510
Net Asset Value Per Share	$7.49
Maximum Offering Price Per Share, (net asset value plus 3.36% of net asset value)	$7.74
Class L Shares:
Net Assets	$286,850
Shares Outstanding (unlimited shares authorized, $0.01 par value)	38,700
Net Asset Value Per Share	$7.41
Class I Shares:
Net Assets	$278,846,306
Shares Outstanding (unlimited shares authorized, $0.01 par value)	37,832,980
Net Asset Value Per Share	$7.37
Class C Shares:
Net Assets	$2,839,165
Shares Outstanding (unlimited shares authorized, $0.01 par value)	382,436
Net Asset Value Per Share	$7.42
Class R6 Shares:
Net Assets	$10,881
Shares Outstanding (unlimited shares authorized, $0.01 par value)	1,480
Net Asset Value Per Share	$7.35

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements continued

Statement of Operations For the six months ended April 30, 2024 (unaudited)

Net Investment Income: Income
Interest	$8,951,945
Interest and dividends from affiliates (Note 9)	263,148
Total Income	9,215,093
Expenses
Advisory fee (Note 4)	730,025
Administration fee (Note 4)	124,260
Professional fees	115,967
Sub transfer agency fees and expenses (Class A)	16,449
Sub transfer agency fees and expenses (Class L)	97
Sub transfer agency fees and expenses (Class I)	88,080
Sub transfer agency fees and expenses (Class C)	1,051
Distribution fee (Class A) (Note 5)	62,032
Distribution fee (Class L) (Note 5)	730
Distribution fee (Class C) (Note 5)	14,053
Registration fees	38,776
Custodian fees (Note 7)	29,380
Transfer agency fees and expenses (Class A) (Note 6)	11,173
Transfer agency fees and expenses (Class L) (Note 6)	1,166
Transfer agency fees and expenses (Class I) (Note 6)	7,280
Transfer agency fees and expenses (Class C) (Note 6)	1,247
Transfer agency fees and expenses (Class R6) (Note 6)	1,178
Shareholder reports and notices	20,971
Trustees' fees and expenses	2,959
Other	44,571
Total Expenses	1,311,445
Less: reimbursement of transfer agency and sub transfer agency fees (Note 4)	(175,265)
Less: waiver of Advisory fees (Note 4)	(97,300)
Less: reimbursement of class specific expenses (Class A) (Note 4)	(2,797)
Less: reimbursement of class specific expenses (Class L) (Note 4)	(1,044)
Less: reimbursement of class specific expenses (Class I) (Note 4)	(30,894)
Less: reimbursement of class specific expenses (Class C) (Note 4)	(190)
Less: reimbursement of class specific expenses (Class R6) (Note 4)	(1,178)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 9)	(7,776)
Net Expenses	995,001
Net Investment Income	8,220,092
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	2,317,072
Investments in affiliates (Note 9)	(30)
Foreign currency forward exchange contracts	743,584
Foreign currency translation	34,281
Futures contracts	(227,920)
Net Realized Gain	2,866,987
Change in Unrealized Appreciation (Depreciation) on:
Investments	5,162,666
Investments in affiliates (Note 9)	725
Foreign currency forward exchange contracts	(887,193)
Foreign currency translation	(155)
Futures contracts	(464,138)
Net Change in Unrealized Appreciation (Depreciation)	3,811,905
Net Gain	6,678,892
Net Increase in Net Assets Resulting from Operations	$14,898,984

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2024	FOR THE YEAR ENDED OCTOBER 31, 2023
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$8,220,092	$11,203,805
Net realized gain (loss)	2,866,987	(8,093,302)
Net change in unrealized appreciation (depreciation)	3,811,905	851,537
Net Increase in Net Assets Resulting from Operations	14,898,984	3,962,040
Dividends and Distributions to Shareholders:
Class A	(1,208,388)	(2,181,210)
Class L	(6,753)	(19,432)
Class I	(6,789,001)	(9,569,656)
Class C	(57,896)	(133,735)
Class R6	(288)	(599)
Total Dividends and Distributions to Shareholders	(8,062,326)	(11,904,632)
Net increase from transactions in shares of beneficial interest	58,922,797	95,288,176
Net Increase	65,759,455	87,345,584
Net Assets:
Beginning of period	267,343,050	179,997,466
End of Period	$333,102,505	$267,343,050

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2024 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Mortgage Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek a high level of current income. The Fund was organized as a Massachusetts business trust on November 20, 1986 and commenced operations on March 31, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund applies investment company accounting and reporting guidance Accounting Standard Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The Fund offers Class A shares, Class L shares, Class I shares, Class C shares and Class R6 shares. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. The five classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year. Class L shares, Class I shares and Class R6 shares are not subject to a sales charge. Additionally, Class A shares, Class L shares and Class C shares incur distribution expenses.

The Fund suspended offering Class L shares to all investors (April 30, 2015). Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, the existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser, determines that the closing price, last sale price or the mean between the last

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2024 (unaudited) continued

reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Each business day, the Fund uses a third-party pricing service approved by the Trustees to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Fund's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. When-Issued/Delayed Delivery Securities — The Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2024 (unaudited) continued

securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

D. Multiple Class Allocations — Investment income, realized and unrealized gain (loss) and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agency, Sub Transfer Agency and Co-Transfer Agency fees.

E. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

— investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

— investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2024 (unaudited) continued

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

H. Indemnifications — The Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2024 (unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2024:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$764,579	$—	$764,579
Agency Fixed Rate Mortgages	—	100,293,085	—	100,293,085
Asset-Backed Securities	—	64,376,553	—	64,376,553
Collateralized Mortgage Obligations — Agency Collateral Series	—	15,047,391	—	15,047,391
Commercial Mortgage-Backed Securities	—	17,574,179	—	17,574,179
Corporate Bond	—	89,250	—	89,250
Mortgages — Other	—	136,586,320	—	136,586,320
Total Fixed Income Securities	—	334,731,357	—	334,731,357
Short-Term Investments
Commercial Paper	—	1,965,746	—	1,965,746
U.S. Treasury Securities	—	41,893,291	—	41,893,291
Investment Company	16,068,246	—	—	16,068,246
Total Short-Term Investments	16,068,246	43,859,037	—	59,927,283
Foreign Currency Forward Exchange Contracts	—	40,647	—	40,647
Total Assets	16,068,246	378,631,041	—	394,699,287
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(10,328)	—	(10,328)
Futures Contracts	(2,652,847)	—	—	(2,652,847)
Total Liabilities	(2,652,847)	(10,328)	—	(2,663,175)
Total	$13,415,399	$378,620,713	$—	$392,036,112

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2024 (unaudited) continued

3. Derivatives

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts — In connection with its investments in foreign securities, the Fund entered into contracts with banks, brokers/dealers to purchase or sell foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2024 (unaudited) continued

because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures — A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2024 (unaudited) continued

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of April 30, 2024:

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE	LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Currency Risk	Unrealized appreciation on open foreign currency forward exchange contracts	$40,647	Unrealized depreciation on open foreign currency forward exchange contracts	$(10,328)
Interest Rate Risk	Variation margin on open futures contracts	—	Variation margin on open futures contracts	(2,652,847	)(a)
		$40,647		$(2,663,175)

(a)  Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended April 30, 2024 in accordance with ASC 815:

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS
Interest Rate Risk	$(227,920)	$—
Currency Risk	—	743,584
Total	$(227,920)	$743,584

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS
Interest Rate Risk	$(464,138)	$—
Currency Risk	—	(887,193)
Total	$(464,138)	$(887,193)

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2024 (unaudited) continued

At April 30, 2024, the Fund's derivative assets and liabilities are as follows:

GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES

DERIVATIVES(a)	ASSETS(b)	LIABILITIES(b)
Foreign Currency Forward Exchange Contracts	$40,647	$(10,328)

(a)  Excludes exchange-traded derivatives.

(b)  Absent an event of default or early termination, over-the-counter ("OTC") derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2024 (unaudited) continued

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of April 30, 2024:

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
Bank of America NA	$5,087	$(5,087)	$—	$0
Royal Bank of Canada	688	—	—	688
UBS AG	34,872	—	—	34,872
Total	$40,647	$(5,087)	$—	$35,560

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS LIABILITY DERIVATIVES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
Bank of America NA	$9,387	$(5,087)	$—	$4,300
BNP Paribas SA	941	—	—	941
Total	$10,328	$(5,087)	$—	$5,241

For the six months ended April 30, 2024, the average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$21,927,417
Futures Contracts:
Average monthly notional value	$138,976,616

4. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.47% to the portion of the daily net assets not exceeding $1 billion; 0.445% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.42% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.395% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.37% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.345% to the portion of the daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.32% to the portion of the daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.295% to the portion of the daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.27% to the portion of the daily net assets exceeding $12.5 billion. For the six months ended April 30, 2024, the advisory fee rate (net of

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2024 (unaudited) continued

waiver/rebate) was equivalent to an annual effective rate of 0.40% of the Fund's average daily net assets.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class A, 1.30% for Class L, 0.70% for Class I, 1.80% for Class C and 0.65% for Class R6. These fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the six months ended April 30, 2024, $97,300 of advisory fees were waived and $36,103 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser agreed to reimburse the Fund for prior years overpayment of transfer agency and sub transfer agency fees. This was reflected as "reimbursement of transfer agency and sub transfer agency fees" in the Statement of Operations.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class L — up to 0.50% of the average daily net assets of Class L shares; and (iii) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.50% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2024 (unaudited) continued

through payments in any subsequent year. For the six months ended April 30, 2024, the distribution fee was accrued for Class A shares, Class L shares and Class C shares at the annual rate of 0.25%, 0.50% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2024, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares of $2,028, and received $10,610 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

6. Dividend Disbursing and Transfer/Co-Transfer Agent

The Fund's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Fund pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Fund.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended April 30, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer agent fees and expenses" in the Statement of Operations, amounted to $2,330.

7. Custodian Fees

State Street (the "Custodian") also serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2024 (unaudited) continued

8. Shares of Beneficial Interest

Transactions in shares of beneficial interest, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2024		FOR THE YEAR ENDED OCTOBER 31, 2023
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	1,067,814	$8,122,894	2,195,154	$16,477,927
Reinvestment of dividends and distributions	156,704	1,192,190	286,895	2,159,494
Redeemed	(598,894)	(4,548,792)	(1,574,634)	(11,788,800)
Net increase — Class A	625,624	4,766,292	907,415	6,848,621
CLASS L SHARES
Reinvestment of dividends and distributions	882	6,640	2,589	19,341
Redeemed	(1,285)	(9,705)	(65,954)	(495,867)
Net decrease — Class L	(403)	(3,065)	(63,365)	(476,526)
CLASS I SHARES
Sold	14,235,790	106,345,022	25,780,390	192,429,657
Reinvestment of dividends and distributions	903,789	6,768,903	1,289,336	9,537,130
Redeemed	(7,952,420)	(59,285,235)	(15,160,414)	(112,574,912)
Net increase — Class I	7,187,159	53,828,690	11,909,312	89,391,875
CLASS C SHARES
Sold	119,333	904,341	61,081	459,076
Reinvestment of dividends and distributions	7,662	57,822	17,980	134,411
Redeemed	(83,201)	(631,573)	(144,347)	(1,069,882)
Net increase (decrease) — Class C	43,794	330,590	(65,286)	(476,395)
CLASS R6 SHARES
Reinvestment of dividends and distributions	39	290	81	601
Net increase in Fund	7,856,213	$58,922,797	12,688,157	$95,288,176

9. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended April 30, 2024, aggregated $615,518,222 and $552,016,972, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $531,499,184 and $500,117,409, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2024 (unaudited) continued

the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2024, advisory fees paid were reduced by $7,776 relating to the Fund's investment in the Liquidity Fund.

The Fund had transactions with Morgan Stanley and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under Section 17 the Act.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended April 30, 2024 is as follows:

AFFILIATED INVESTMENT COMPANY/ ISSUER	VALUE OCTOBER 31, 2023	PURCHASES AT COST	PROCEEDS FROM SALES/ PAYDOWNS	DIVIDEND/ INTEREST INCOME	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE APRIL 30, 2024
Liquidity Fund	$7,021,923	$131,578,376	$122,532,053	$260,974	$—	$—	$16,068,246
Morgan Stanley Mortgage Loan Trust	63,255	—	4,626	2,174	(30)	725	59,324
Total	$7,085,178	$131,578,376	$122,536,679	$263,148	$(30)	$725	$16,127,570

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2024, included in "Trustees' fees and expenses" in the Statement of Operations amounted to $852. At April 30, 2024, the Fund had an accrued pension liability of $36,238, which is reflected as "Trustees' fees" in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2024 (unaudited) continued

10. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended October 31, 2023 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2023 and 2022 was as follows:

2023 DISTRIBUTIONS PAID FROM:		2022 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	LONG-TERM CAPITAL GAIN	ORDINARY INCOME
$11,904,632	$—	$6,135,808

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2024 (unaudited) continued

Permanent differences, due to a nondeductible expense, resulted in the following reclassifications among the components of net assets at October 31, 2023:

TOTAL ACCUMULATED LOSS	PAID-IN- CAPITAL
$23,325	$(23,325)

At October 31, 2023, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$1,230,748	$—

At October 31, 2023, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of $12,538,063 and $9,598,994, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

11. Market Risk and Risks Relating to Certain Financial Instruments

The Fund may invest in mortgage securities, including securities issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2024 (unaudited) continued

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

12. Credit Facility

The Fund and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2024 (unaudited) continued

also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended April 30, 2024, the Fund did not have any borrowings under the Facility.

13. Other

At April 30, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 77.5%.

14. LIBOR Discontinuance or Unavailability Risk

The Fund's investments, payment obligations and financing terms may be based on floating rates, such as the London Interbank Offered Rates (collectively, "LIBOR"), Euro Interbank Offered Rate, Secured Overnight Financing Rate ("SOFR") and other similar types of reference rates (each, a "Reference Rate"). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings from each other within certain financial markets. LIBOR was the basic rate of interest used in lending transactions between banks on the London interbank market and was widely used as a reference for setting the interest rate on loans globally. As a result of benchmark reforms, publication of most LIBOR settings has ceased. However, the publication of certain other LIBORs will continue to be published on a temporary, synthetic and non-representative basis (e.g., the 1-month, 3-month, and 6-month USD LIBOR settings which are expected to be continued to be published until the end of September 2024). As these synthetic LIBOR settings are expected to be published for a limited period of time and are considered non-representative of the underlying market, regulators have advised that these settings should be used only in limited circumstances. Various financial industry groups have been planning for the transition from LIBOR and certain regulators and industry groups have taken actions to establish alternative reference rates (e.g., the SOFR, which measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities and is intended to replace U.S. dollar LIBORs with certain adjustments).There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR. These developments could negatively impact financial markets in general and present heightened risks, including with respect to the Fund's investments. As a result of the uncertainty and developments relating to the transition process, performance, price volatility, liquidity and value of the Fund and its assets may be adversely affected.

Morgan Stanley Mortgage Securities Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2024		2023		2022		2021		2020		2019
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.27		$7.43		$8.60		$8.62		$8.79		$8.39
Income (loss) from investment operations:
Net investment income	0.19		0.37		0.26		0.20		0.24		0.26
Net realized and unrealized gain (loss)	0.21		(0.13)		(1.17)		(0.02)		(0.07)		0.41
Total income (loss) from investment operations	0.40		0.24		(0.91)		0.18		0.17		0.67
Less distributions from:
Net investment income	(0.18)		(0.40)		(0.26)		(0.20)		(0.31)		(0.27)
Net realized gain	—		—		—		—		(0.03)		—
Total distributions	(0.18)		(0.40)		(0.26)		(0.20)		(0.34)		(0.27)
Net asset value, end of period	$7.49		$7.27		$7.43		$8.60		$8.62		$8.79
Total Return	5.54	%(1)(2)(3)	3.19	%(2)	(10.77	)%(2)	2.04	%(4)	2.09	%(4)	8.04	%(2)
Ratios to Average Net Assets:
Net expenses	0.87	%(5)(6)(7)(8)	1.00	%(7)(8)	0.99	%(7)(8)	0.99	%(7)(8)	0.99	%(7)(8)	0.98	%(7)(8)
Net investment income	5.06	%(5)(6)(7)(8)	4.98	%(7)(8)	3.15	%(7)(8)	2.25	%(7)(8)	2.84	%(7)(8)	3.10	%(7)(8)
Rebate from Morgan Stanley affiliate	0.01	%(6)	0.00	%(9)	0.01%		0.01%		0.01%		0.02%
Supplemental Data:
Net assets, end of period, in thousands	$51,119		$45,123		$39,360		$51,289		$48,756		$64,085
Portfolio turnover rate	179	%(3)	429%		334%		317%		233%		261%

(1)  Refer to Note 4 in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(3)  Not annualized.

(4)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary. Does not reflect the deduction of sales charge.

(5)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment income/loss ratios, would have been as follows for Class A shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2024	0.99%	4.94%

(6)  Annualized.

(7)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2024	1.07%	4.86%
October 31, 2023	1.20	4.78
October 31, 2022	1.19	2.95
October 31, 2021	1.15	2.09
October 31, 2020	1.16	2.67
October 31, 2019	1.20	2.88

(8)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(9)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2024		2023		2022		2021		2020		2019
	(unaudited)
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.20		$7.37		$8.52		$8.55		$8.71		$8.31
Income (loss) from investment operations:
Net investment income	0.18		0.35		0.24		0.17		0.22		0.23
Net realized and unrealized gain (loss)	0.20		(0.14)		(1.15)		(0.03)		(0.06)		0.41
Total income (loss) from investment operations	0.38		0.21		(0.91)		0.14		0.16		0.64
Less distributions from:
Net investment income	(0.17)		(0.38)		(0.24)		(0.17)		(0.29)		(0.24)
Net realized gain	—		—		—		—		(0.03)		—
Total distributions	(0.17)		(0.38)		(0.24)		(0.17)		(0.32)		(0.24)
Net asset value, end of period	$7.41		$7.20		$7.37		$8.52		$8.55		$8.71
Total Return	5.30	%(1)(2)(3)	2.83	%(1)	(10.90	)%(1)	1.64	%(4)	1.93	%(4)	7.81	%(1)
Ratios to Average Net Assets:
Net expenses	1.17	%(5)(6)(7)(8)	1.29	%(7)(8)	1.29	%(7)(8)	1.29	%(7)(8)	1.29	%(7)(8)	1.28	%(7)(8)
Net investment income	4.76	%(5)(6)(7)(8)	4.68	%(7)(8)	2.88	%(7)(8)	1.99	%(7)(8)	2.58	%(7)(8)	2.84	%(7)(8)
Rebate from Morgan Stanley affiliate	0.00	%(6)(9)	0.01%		0.01%		0.01%		0.01%		0.02%
Supplemental Data:
Net assets, end of period, in thousands	$287		$282		$755		$996		$1,144		$1,167
Portfolio turnover rate	179	%(3)	429%		334%		317%		233%		261%

(1)  Calculated based on the net asset value as of the last business day of the period.

(2)  Refer to Note 4 in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class L shares.

(3)  Not annualized.

(4)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.

(5)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment income/loss ratios, would have been as follows for Class L shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2024	1.29%	4.64%

(6)  Annualized.

(7)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2024	2.08%	3.85%
October 31, 2023	2.22	3.75
October 31, 2022	1.67	2.50
October 31, 2021	1.61	1.67
October 31, 2020	1.53	2.34
October 31, 2019	1.71	2.41

(8)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(9)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2024		2023		2022		2021		2020		2019
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.16		$7.31		$8.45		$8.48		$8.64		$8.24
Income (loss) from investment operations:
Net investment income	0.20		0.39		0.28		0.23		0.27		0.28
Net realized and unrealized gain (loss)	0.21		(0.12)		(1.14)		(0.04)		(0.06)		0.41
Total income (loss) from investment operations	0.41		0.27		(0.86)		0.19		0.21		0.69
Less distributions from:
Net investment income	(0.20)		(0.42)		(0.28)		(0.22)		(0.34)		(0.29)
Net realized gain	—		—		—		—		(0.03)		—
Total distributions	(0.20)		(0.42)		(0.28)		(0.22)		(0.37)		(0.29)
Net asset value, end of period	$7.37		$7.16		$7.31		$8.45		$8.48		$8.64
Total Return	5.65	%(1)(2)(3)	3.58	%(1)	(10.33	)%(1)	2.28	%(4)	2.58	%(4)	8.53	%(1)
Ratios to Average Net Assets:
Net expenses	0.58	%(5)(6)(7)(8)	0.70	%(7)(8)	0.69	%(7)(8)	0.69	%(7)(8)	0.69	%(7)(8)	0.69	%(7)(8)
Net investment income	5.35	%(5)(6)(7)(8)	5.27	%(7)(8)	3.57	%(7)(8)	2.59	%(7)(8)	3.20	%(7)(8)	3.42	%(7)(8)
Rebate from Morgan Stanley affiliate	0.01	%(6)	0.00	%(9)	0.01%		0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$278,846		$219,485		$136,895		$135,147		$116,307		$125,752
Portfolio turnover rate	179	%(3)	429%		334%		317%		233%		261%

(1)  Calculated based on the net asset value as of the last business day of the period.

(2)  Refer to Note 4 in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(3)  Not annualized.

(4)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.

(5)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment income/loss ratios, would have been as follows for Class I shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2024	0.69%	5.24%

(6)  Annualized.

(7)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2024	0.79%	5.14%
October 31, 2023	0.91	5.06
October 31, 2022	0.91	5.06
October 31, 2021	0.87	2.41
October 31, 2020	0.91	2.98
October 31, 2019	0.94	3.17

(8)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(9)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2024		2023		2022		2021		2020		2019
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.21		$7.37		$8.53		$8.55		$8.72		$8.32
Income (loss) from investment operations:
Net investment income	0.16		0.31		0.20		0.13		0.18		0.19
Net realized and unrealized gain (loss)	0.20		(0.13)		(1.16)		(0.02)		(0.07)		0.41
Total income (loss) from investment operations	0.36		0.18		(0.96)		0.11		0.11		0.60
Less distributions from:
Net investment income	(0.15)		(0.34)		(0.20)		(0.13)		(0.25)		(0.20)
Net realized gain	—		—		—		—		(0.03)		—
Total distributions	(0.15)		(0.34)		(0.20)		(0.13)		(0.28)		(0.20)
Net asset value, end of period	$7.42		$7.21		$7.37		$8.53		$8.55		$8.72
Total Return	5.18	%(1)(2)(3)	2.41	%(2)	(11.46	)%(2)	1.25	%(4)	1.33	%(4)	7.31	%(2)
Ratios to Average Net Assets:
Net expenses	1.67	%(5)(6)(7)(8)	1.80	%(7)(8)	1.79	%(7)(8)	1.79	%(7)(8)	1.76	%(7)(8)	1.74	%(7)(8)
Net investment income	4.26	%(5)(6)(7)(8)	4.17	%(7)(8)	2.45	%(7)(8)	1.52	%(7)(8)	2.10	%(7)(8)	2.36	%(7)(8)
Rebate from Morgan Stanley affiliate	0.01	%(6)	0.00	%(9)	0.01%		0.01%		0.01%		0.02%
Supplemental Data:
Net assets, end of period, in thousands	$2,839		$2,443		$2,978		$2,695		$5,110		$6,176
Portfolio turnover rate	179	%(3)	429%		334%		317%		233%		261%

(1)  Refer to Note 4 in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(3)  Not annualized.

(4)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.

(5)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment income/loss ratios, would have been as follows for Class C shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2024	1.79%	4.14%

(6)  Annualized.

(7)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2024	1.88%	4.05%
October 31, 2023	2.01	3.96
October 31, 2022	1.98	2.26
October 31, 2021	1.94	1.37
October 31, 2020	1.90	1.96
October 31, 2019	1.92	2.18

(8)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(9)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2024		2023		2022		2021		2020		2019
	(unaudited)
Class R6 Shares(1)
Selected Per Share Data:
Net asset value, beginning of period	$7.15		$7.30		$8.45		$8.47		$8.64		$8.24
Income (loss) from investment operations:
Net investment income	0.20		0.39		0.29		0.23		0.27		0.29
Net realized and unrealized gain (loss)	0.20		(0.11)		(1.15)		(0.03)		(0.07)		0.41
Total income (loss) from investment operations	0.40		0.28		(0.86)		0.20		0.20		0.70
Less distributions from:
Net investment income	(0.20)		(0.43)		(0.29)		(0.22)		(0.34)		(0.30)
Net realized gain	—		—		—		—		(0.03)		—
Total distributions	(0.20)		(0.43)		(0.29)		(0.22)		(0.37)		(0.30)
Net asset value, end of period	$7.35		$7.15		$7.30		$8.45		$8.47		$8.64
Total Return	5.55	%(2)(3)(4)	3.76	%(2)	(10.41	)%(2)	2.43	%(5)	2.51	%(5)	8.58	%(2)
Ratios to Average Net Assets:
Net expenses	0.53	%(6)(7)(8)(9)	0.65	%(8)(9)	0.64	%(8)(9)	0.65	%(8)(9)	0.64	%(8)(9)	0.63	%(8)(9)
Net investment income	5.40	%(6)(7)(8)(9)	5.33	%(8)(9)	3.59	%(8)(9)	2.63	%(8)(9)	3.26	%(8)(9)	3.53	%(8)(9)
Rebate from Morgan Stanley affiliate	0.01	%(7)	0.00	%(10)	0.01%		0.00	%(10)	0.01%		0.02%
Supplemental Data:
Net assets, end of period, in thousands	$11		$10		$10		$11		$11		$11
Portfolio turnover rate	179	%(4)	429%		334%		317%		233%		261%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Refer to Note 4 in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(4)  Not annualized.

(5)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.

(6)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment income/loss ratios, would have been as follows for Class R6 shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2024	0.64%	5.29%

(7)  Annualized.

(8)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
April 30, 2024	22.50%	(16.57)%
October 31, 2023	26.50	(20.52)
October 31, 2022	20.23	(16.00)
October 31, 2021	20.64	(17.36)
October 31, 2020	19.93	(16.03)
October 31, 2019	21.33	(17.17)

(9)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(10)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2024, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2023, through December 31, 2023, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

Morgan Stanley Mortgage Securities Trust

Important Notices (unaudited)

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT and monthly holding for each money market fund on Form N-MFP. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may, however, obtain Form N-PORT filings (as well as the Form N-CSR, N-CSRS and N-MFP filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policy and Proxy Voting Record

The Board of Trustees believes that the voting of proxies on securities held by the Fund is an important element of the overall investment process. As such, the Trustees have delegated the responsibility to vote such proxies to the Adviser.

A copy of the Proxy Policy, as well as the Fund's most recent proxy voting record for the 12-month period ended June 30, as filed with the SEC, are available without charge on our website at www.morganstanley.com/im. The Fund's proxy voting record is also available without charge on the SEC's website at www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley Mortgage Securities Trust

Important Notices (unaudited) continued

Tailored Shareholder Reports

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Morgan Stanley Funds.

Morgan Stanley Mortgage Securities Trust

U.S. Customer Privacy Notice (unaudited)   February 2024

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates' everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For non-affiliates to market to you	No	We don't share

Morgan Stanley Mortgage Securities Trust

U.S. Customer Privacy Notice (unaudited) continued   February 2024

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (See Affiliates definition below.)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)

Morgan Stanley Mortgage Securities Trust

U.S. Customer Privacy Notice (unaudited) continued   February 2024

What we do

What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include registered investment advisers such as Eaton Vance Management and Calvert Research and Management, registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc., and registered and unregistered funds sponsored by Morgan Stanley Investment Management such as the registered funds within Morgan Stanley Institutional Fund, Inc. (together, the "Investment Management Affiliates"); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Barney LLC and Morgan Stanley & Co. (the, "Morgan Stanley Affiliates").
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

* Please Note: MSIM does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does MSIM enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent MSIM from sharing your creditworthiness information with the Investment management Affiliates and will prevent the investment Management Affiliates from marketing their products to you.

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Trustees

Frank L. Bowman

Frances L. Cashman

Kathleen A. Dennis

Nancy C. Everett

Richard G. Gould

Eddie A. Grier

Jakki L. Haussler

Dr. Manuel H. Johnson

Michael F. Klein

Patricia A. Maleski

W. Allen Reed, Chair of the Board

Officers

Deidre A. Downes
Chief Compliance Officer

John H. Gernon
President and Principal Executive Officer

Michael J. Key
Vice President

Mary E. Mullin
Secretary and Chief Legal Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
333 W 11th Street
Kansas City, Missouri 64105

Co-Transfer Agent

Eaton Vance Management
One Post Office Square
Suite 1600
Boston, Massachusetts 02109

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Morgan, Lewis & Bockius LLP
One State Street
Hartford, Connecticut 06103

Adviser and Administrator

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
1585 Broadway
New York, New York 10036

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its Trustees. It is available, without charge, by calling 1 (800) 869-6397.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2024 Morgan Stanley

MTGSAN
6650340 EXP 06.30.25

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 13. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as part of EX-99.CERT.

(c) Section 906 Certification

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 20, 2024

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 20, 2024

/s/ Francis J. Smith
Francis J. Smith
Principal Financial Officer
June 20, 2024